Fair Value Measurements (Details 3) (Level 3, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Non-recourse and limited-recourse debt	$ 1,656,684	$ 1,718,375
Line of credit	143,000	227,000
Assets
Notes receivable	44,363	57,025
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Liabilities
Non-recourse and limited-recourse debt	1,644,180	1,715,779
Line of credit	143,000	227,000
Assets
Notes receivable	$ 43,394	$ 55,494